Supplemental Guarantor Financial Information - Additional Information (Detail) - USD ($)	Nov. 26, 2018	Apr. 04, 2018	Apr. 19, 2017	Apr. 06, 2017	Dec. 16, 2016	Jan. 29, 2016	Jan. 25, 2016	Jul. 23, 2015	Jan. 27, 2014	Jan. 17, 2013	Jul. 16, 2012	May 14, 2011	Jan. 24, 2011	Jan. 06, 2010	Aug. 21, 2017
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 10.0											$ 500,000,000	$ 500,000,000
Interest rate														6.375%
Maturity date													15 February 2021	2040
Remaining principal														$ 240,000,000
Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 6,800,000,000
Principal amount							$ 46,000,000,000		$ 5,250,000,000
8.2% notes due on 2039 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued												$ 1,250,000,000
Interest rate												8.20%
Maturity date												2039
6.875% notes due on 2019 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued												$ 1,000,000,000
Interest rate												6.875%
Maturity date												2019
8.0% notes due on 2039 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued												$ 450,000,000
Interest rate												8.00%
Maturity date												2039
Notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 1,735,171,000	$ 1,735,171,000
Interest rate			4.439%	4.439%
Maturity date			6 October 2048	6 October 2048
4.439% notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued															$ 1,735,171,000
Interest rate															4.439%
Fixed interest rate [member]
Disclosure of supplemental guarantor information [line items]
Interest rate													4.375%
Fixed interest rate [member] | Notes due 2022 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 3,000,000,000
Interest rate		4.00%									2.50%
Maturity date											2022
Fixed interest rate [member] | Notes due 2022 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 2,350,000,000
Interest rate					3.75%
Maturity date					2022
Fixed interest rate [member] | Notes due 2042 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 1,000,000,000
Interest rate											3.75%
Maturity date											2042
Fixed interest rate [member] | Notes due 2023 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued										$ 1,250,000,000
Interest rate							3.30%			2.625%
Maturity date							2023			2023
Principal amount							$ 11,000,000,000
Fixed interest rate [member] | Notes Due 2043 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued										$ 750,000,000
Interest rate										4.00%
Maturity date										2043
Fixed interest rate [member] | Notes due 2019 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Principal amount							$ 7,500,000,000		$ 850,000,000
Fixed interest rate [member] | Notes Due 2024 [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate									3.70%
Maturity date									2024
Principal amount									$ 1,400,000,000
Fixed interest rate [member] | Notes due 2044 [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate									4.625%
Maturity date									2044
Fixed interest rate [member] | Notes Due 2045 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 565,000,000
Interest rate								4.60%
Maturity date								2045
Fixed interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate							2.65%
Maturity date							2021
Principal amount							$ 6,000,000,000
Fixed interest rate [member] | Notes due 2026 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate							3.65%
Maturity date							2026
Principal amount							$ 6,000,000,000
Fixed interest rate [member] | Notes due 2026 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 8,600,000,000
Interest rate	3.65%
Maturity date	2026
Fixed interest rate [member] | Notes due 2036 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate							4.70%
Maturity date							2036
Principal amount							$ 11,000,000,000
Fixed interest rate [member] | Notes due 2036 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 5,400,000,000
Interest rate	4.70%
Maturity date	2036
Fixed interest rate [member] | Notes due 2046 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued						$ 1,470,000,000
Interest rate						4.915%
Maturity date						2046
Fixed interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate							4.90%
Maturity date							2046
Fixed interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 9,500,000,000
Interest rate	4.90%
Maturity date	2046
Fixed interest rate [member] | Notes due 2018 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 641,000,000
Interest rate					2.20%
Maturity date					2018
Fixed interest rate [member] | Notes due 2033 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 298,000,000
Interest rate					6.625%
Maturity date					2033
Fixed interest rate [member] | Notes due 2035 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 300,000,000
Interest rate					5.875%
Maturity date					2035
Fixed interest rate [member] | Notes due 2042 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 1,490,000,000
Interest rate					4.95%
Maturity date					2042
Fixed interest rate [member] | Notes due 2048 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 2.5
Interest rate		4.60%
Maturity date		2048
Fixed interest rate [member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 1.5
Interest rate		3.50%
Maturity date		2024
Fixed interest rate [member] | Notes due 2028 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 2.5
Maturity date		2028
Fixed interest rate [member] | Notes due 2038 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 2.5
Interest rate		4.375%
Maturity date		2038
Fixed interest rate [member] | Notes due 2058 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 1.5
Interest rate		4.75%
Maturity date		2058
Floating interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 309,000,000
Floating interest rate [member] | Notes due 2019 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date									2019
Principal amount									$ 250,000,000
Floating interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date							2021
Floating interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Principal amount							$ 500,000,000
Floating interest rate [member] | Notes due 2018 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date					2018
Floating interest rate [member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 500
Floating interest rate above three-month LIBOR [Member] | Notes due 2019 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate									40.00%
Floating interest rate above three-month LIBOR [Member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate							126.00%
Floating interest rate above three-month LIBOR [Member] | Notes due 2018 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate					69.00%
Floating interest rate above three-month LIBOR [Member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate		0.74%